NOTES PAYABLE – RELATED PARTIES (Details Narrative) - Notes Payable Related Party [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Interest payable current	$ 169,790	$ 153,959	$ 95,873
Increase in accrued interest	$ 15,831	$ 58,086